Stock Option Plan Narrative Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for option grants	50,000
Shares available for future option grants	31,000
Intrinsic value at grant date of stock options	$ 0
Stock options granted	6,000	3,000
Stock based compensation expense	$ 8	$ 9
Proceeds from the exercise of stock options	12	26
Stock options exercised	700	1,500
Exercise price per share	$ 17.15	$ 17.15
Intrinsic value of options exercised	1	3
Unrecognized compensation cost related to unvested stock option grans to be recognized in 2013	$ 10